Income Taxes - Components of Deferred Income Tax Assets and Liabilities (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
In-process research and development	$ 996,154	$ 996,154
Net operating loss carry forward	1,681,549	878,706
R&D credit	60,213	15,779
Share-based compensation	841,524	256,219
Accrued expenses	17,850	17,850
Deferred tax assets gross	3,597,290	2,164,708
Less: valuation allowance	(3,597,290)	(2,164,708)
Deferred tax assets, net	$ 0	$ 0